10 GOING CONCERN (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 891,000
Shares sold	5,050,000
Cash received	$ 255,000